Goodwill - Schedule of Key Assumptions Used in Impairment Test (Details) - CGUs - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Americas
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%	1.50%
Avg. EBITDA Margin rate	28.60%	31.20%
Pre-tax discount rate	12.90%	13.90%
Avg. Revenue growth rate	11.40%	15.00%
Avg. CapEx investments	€ 47,358	€ 41,868
EMEA
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%
Avg. EBITDA Margin rate	35.70%
Pre-tax discount rate	13.50%
Avg. Revenue growth rate	15.70%
Avg. CapEx investments	€ 43,680
Europe
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate		1.50%
Avg. EBITDA Margin rate		34.80%
Pre-tax discount rate		12.90%
Avg. Revenue growth rate		16.00%
Avg. CapEx investments		€ 33,296
ASPA
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate		1.50%
Avg. EBITDA Margin rate		31.70%
Pre-tax discount rate		19.60%
Avg. Revenue growth rate		30.00%
Avg. CapEx investments		€ 9,605
APAC
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%
Avg. EBITDA Margin rate	31.00%
Pre-tax discount rate	20.60%
Avg. Revenue growth rate	28.30%
Avg. CapEx investments	€ 13,608
MEAI
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate		1.50%
Avg. EBITDA Margin rate		23.20%
Pre-tax discount rate		19.60%
Avg. Revenue growth rate		30.00%
Avg. CapEx investments		€ 5,097